CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		120 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (7,631,636)	$ (5,794,927)	$ (25,784,289)
Items not affecting cash:
Amortization	304,555	284,413	889,398
Amortization of deferred financing costs	0	0	46,202
Accretion of asset retirement obligation	16,000	16,000	56,262
Shares issued for services	0	0	202,365
Stock-based compensation	1,041,591	361,239	2,881,519
Warrants	339,589	0	339,589
Options receipts in excess of property value	(135,000)	(315,000)	(450,000)
Unrealized foreign exchange (gain) loss	(42,860)	63,965	(444,816)
Realized gain on sale of trading securities	(379,363)	(60,317)	(633,682)
Purchase of trading securities	(82,031)	(1,763,196)	(13,409,917)
Proceeds on sale of trading securities	1,969,511	240,559	14,126,767
Unrealized (gain) loss on trading securities	805,953	(212,073)	758,743
Gain on disposal of property	0	(260,058)	(356,488)
Write-off of mineral property	0	0	26,000
Expenses paid by stockholders	0	0	2,700
Write-off of investment	0	0	25,000
Changes in non-cash working capital items:
(Increase) decrease in receivables and other	221,337	(219,155)	(114,797)
Increase (decrease) in accounts payable and accrued liabilities	(341,353)	228,623	393,814
Increase in due to related party	0	0	50,000
Net cash used in operating activities	(3,913,707)	(7,429,927)	(21,395,630)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debentures	0	0	900,000
Deferred financing costs	0	0	(46,202)
Repurchase of capital stock	(54,831)	0	(219,831)
Issuance of capital stock, net of financing costs	1,643,701	1,992,475	24,253,412
Net cash provided by financing activities	1,588,870	1,992,475	24,887,379
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	0	(946,956)	(1,835,129)
Deposit on equipment	0	0	(151,506)
Restricted cash	0	(961)	(220,961)
Oil and gas property expenditures	0	0	(250,137)
Acquisition of cash on purchase of subsidiary	0	0	11,510
Acquisition of subsidiary	0	0	(25,000)
Option payments received	135,000	500,000	660,000
Proceeds on disposal of assets	0	288,000	628,390
Net cash provided by (used in) investing activities	135,000	(159,917)	(1,182,833)
Change in cash and cash equivalents during the period	(2,189,837)	(5,597,369)	2,308,916
Cash and cash equivalents, beginning of the period	4,498,753	10,096,122	0
Cash and cash equivalents, end of the period	$ 2,308,916	$ 4,498,753	$ 2,308,916